Aug. 30, 2019

WILLIAM BLAIR FUNDS

WILLIAM BLAIR SMALL-MID CAP CORE FUND

Important Notice Regarding Change in Investment Policy

Supplement to the Summary Prospectus dated October 7, 2019 and Prospectus and Statement of Additional Information dated August 30, 2019, as supplemented October 7, 2019

The Board of Trustees of William Blair Funds has approved an amendment to an investment policy of the William Blair Small-Mid Cap Core Fund (the “Fund”). The amendment is intended to facilitate an anticipated large investment into the Fund.

There is no change in the Fund’s investment objective or management fees. In addition, the Fund will continue to invest under normal circumstances in a diversified portfolio of equity securities, primarily common stocks, of small cap and mid cap U.S. companies that the investment adviser deems to be of high quality but undervalued by the marketplace.

Effective December 30, 2019, the following updates will be added to, or replace similar disclosure in, the sections referenced.

Summary and Statutory Prospectus – Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies.